One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

August 12, 2022
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Allspring Funds Trust	0001081400	August 4, 2022
American Century World Mutual Funds, Inc.	0000872825	July 28, 2022
BlackRock Funds	0000844779	August 2, 2022
Federated Hermes Investment Series Funds, Inc.	0000889388	July 28, 2022
Fidelity Advisor Series I	0000722574	July 21, 2022
North Square Investments Trust	0001750821	August 12, 2022
T. Rowe Price Retirement Funds, Inc.	0001177017	July 25, 2022

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company